Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 273,589		¥ 369,310
Less: allowance for credit losses	(33,465)		(23,785)	¥ (71)
Accounts receivable, net	¥ 240,124	$ 36,801	¥ 345,525